Rights to use airport facilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Rights To Use Airport Facilities [Abstract]
Rights to use airport facilities
10.
Rights to use airport facilities

The value of the rights to use airport facilities as of December 31, 2021, 2022 and 2023 was as follows (only Mexican airports):

	December 31, 2021		December 31, 2022		December 31, 2023
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,357,508)		(1,414,208)		(1,470,907)
	Ps.	. 760,200	Ps.	703,500	Ps.	646,801

The amortization charge for the years ended December 31, 2021, 2022 and 2023 amounts to Ps.56,698, Ps.56,700 and Ps. 56,699, respectively.